Description of Business (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Description of Business
Net income (loss)	$ (9,933,406)	$ (2,577,964)	$ (6,168,931)	$ (7,923,607)
Accumulated deficit	(17,850,199)		(7,916,791)	(1,747,860)
Net cash used in operating activities	$ (16,044,027)	$ (1,827,477)	$ (10,638,912)	$ (7,795,087)